CAPITAL SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The partnership had the following capital securities outstanding as of December 31, 2017 and 2016:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2017	Dec. 31, 2016
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$551	$541
Series 2	24,000,000	6.50%	529	522
Series 3	24,000,000	6.75%	517	511
Brookfield BPY Holdings Inc. Junior Preferred Shares:
Class B Junior Preferred Shares	30,000,000	5.75%	750	750
Class C Junior Preferred Shares	20,000,000	6.75%	500	500
BPO Class AAA Preferred Shares:
Series G(1)	—	5.25%	—	81
Series J(1)	—	5.00%	—	123
Series K(1)	—	5.20%	—	93
BPO Class B Preferred Shares:
Series 1(2)	3,600,000	70% of bank prime	—	—
Series 2(2)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	924,390	5.25%	23	24
Series 2	699,165	5.75%	14	13
Series 3	909,994	5.00%	18	17
Series 4	940,486	5.20%	19	19
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	—
Rouse Series A Preferred Shares	5,600,000	5.00%	142	143
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares	10,000	5.00%	40	40
Capital Securities – Fund Subsidiaries			813	794
Total capital securities			$4,165	$4,171

Current			$1,326	$370
Non-current			2,839	3,801
Total capital securities			$4,165	$4,171

(1)
As of December 31, 2017, BPO redeemed all of its 4,239,857 shares of Series G, 7,592,443 shares of Series J and 6,000,000 shares of Series K Class AAA preferred shares of BPO for $25.00, C$25.00 and C$25.00 plus accrued and unpaid dividends, respectively, outstanding as of December 31, 2016. The partnership held 1,003,549, 1,000,000, and 1,004,586 shares of the Series G, J and K shares, respectively, prior to redemption during the year ended December 31, 2017.

(2)	Class B, Series 1 and 2 capital securities - corporate are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2017	2016	2015	2017	2016	2015
Outstanding, beginning of year	139	139	139	260,222	261,486	254,080
Exchange LP Units exchanged	—	—	—	285	1,016	8,736
Distribution reinvestment program	—	—	—	181	205	201
Issued under unit-based compensation plan	—	—	—	215	278	80
Repurchases of LP Units	—	—	—	(5,914)	(2,763)	(1,611)
Outstanding, end of year	139	139	139	254,989	260,222	261,486
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding, beginning of year	11,363	12,379	21,115
Exchange LP Units exchanged (1)	(285)	(1,016)	(8,736)
Outstanding, end of year	11,078	11,363	12,379

(1)
Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

Summary of reconciliation of cash flows from financing activities from capital securities
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2016	Capital securities redeemed net of issued	Fair value changes	Foreign currency translation	Dec. 31, 2017
Capital securities	$4,171	$(48)	$39	$3	$4,165

Schedule of redemption terms of outstanding shares
The redemption terms of the outstanding BOP Split Senior Preferred Shares are as follows:

	BPO’s option(1)	Holder’s option(2)
BOP Split Senior Preferred Shares:
Series 1	June 30, 2014	September 30, 2015
Series 2	December 31, 2014	December 31, 2015
Series 3	June 30, 2014	December 31, 2014
Series 4	December 31, 2015	December 31, 2016

(1)
Subject to applicable law and provisions described in the articles of BOP Split, BOP Split, at its option, may at any time redeem all, or from time to time any part, of the then outstanding BOP Split Senior Preferred Shares for cash as follows: the Series 1 at a price of $25.00 plus accrued and unpaid dividends; the Series 2 at a price of C$25.00 plus accrued and unpaid dividends; the Series 3 at a price of C$25.00 plus accrued and unpaid dividends; and the Series 4 at a price of C$25.00 plus accrued and unpaid dividends.

(2)
Subject to applicable law and provisions described in the articles of BOP Split, BOP Split may acquire for cancellation all or any part of the BOP Split Senior Preferred Shares outstanding from time to time at the lowest price at which in the opinion of the directors of BOP Split such shares are available.